Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (13)
State mandated public purpose programs (including low income and conservation programs)
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,886)	$ (834)
State mandated public purpose programs (including low income and conservation programs) | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities	(1,886)	(834)
Environmental compliance programs
Regulatory Liabilities [Line Items]
Regulatory liabilities	(4,182)	(405)
Environmental compliance programs | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities	(4,182)	(405)
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	(4,253)	(2,264)
Other | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities	(2,505)	(2,264)
Other regulatory liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	(10,321)	(3,503)
Other regulatory liabilities | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ (8,573)	$ (3,503)